Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost method investments:
Balance at beginning of the year	$ 26,734	$ 26,734	$ 26,365
Additions	4,627	0
Net unrealized gains on investments held		794
Exchange difference	134	369
Less: Impairment loss on long-term investments		(794)
Balance at end of the year	$ 31,495	$ 26,734	$ 26,734